CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net investment in direct financing and sales-type leases	$ 363,981	$ 443,558
Accounts receivable	29,392	25,357
Total	393,373	468,915
Performing Financing Receivable [Member]
Net investment in direct financing and sales-type leases	363,981	443,558
Accounts receivable	4,587	5,909
Total	368,568	449,467
Nonperforming Financing Receivable [Member]
Net investment in direct financing and sales-type leases	0	0
Accounts receivable	24,805	19,448
Total	$ 24,805	$ 19,448